ASSETS HELD FOR SALE	12 Months Ended
Dec. 31, 2018
Assets Held for Sale [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
SALE OF MINORITY INTEREST AND OTHER DISPOSITIONS AND ASSETS HELD FOR SALE

5.  ASSETS HELD FOR SALE

As at	December 31, 2018	December 31, 2017
Assets held for sale
Cash	$4.9	$—
Accounts receivable	85.2	0.3
Inventory	0.5	—
Property, plant and equipment	1,189.6	5.3
Intangible assets	248.7	0.1
Goodwill	—	0.3
	$1,528.9	$6.0

Liabilities associated with assets held for sale
Accounts payable and accrued liabilities	$23.8	$—
Asset retirement obligations	10.8	0.3
Other long-term liabilities	136.8	—
	$171.4	$0.3

Non-Core Midstream and Power Assets in Canada

In the third quarter of 2018, AltaGas entered into definitive agreements for the sale of selected non-core smaller scale gas midstream and power assets in Canada, as well as AltaGas’ commercial and industrial customer portfolio in Canada, for an aggregate purchase price of approximately $165.0 million. The transaction is subject to customary closing conditions and approvals, and was completed in February 2019. Accordingly, the carrying value of the assets and liabilities was classified as held for sale, which resulted in the reclassification of assets totaling $102.1 million to assets held for sale and liabilities totaling $10.8 million to liabilities associated with assets held for sale on the Consolidated Balance Sheets. Pre-tax provisions of $121.4 million on property, plant and equipment, $0.5 million on intangible assets, and $5.1 million on goodwill were recognized in 2018 due to the reduction of the carrying value of the assets to fair value less costs to sell. These assets are recorded in the Midstream and Power segments.

The transaction also includes the 43.7 million shares of Tidewater Midstream and Infrastructure Inc. previously held by AltaGas. This portion of the transaction was completed in September 2018 (Note 11).

Northwest Hydro Facilities

On December 13, 2018, AltaGas announced that it has reached an agreement for the sale of its remaining indirect equity interest of approximately 55 percent in the Northwest Hydro facilities for proceeds of approximately $1.37 billion. The transaction was completed in January 2019. Accordingly, the carrying value of the assets and liabilities was classified as held for sale, which resulted in the reclassification of $1,350.2 million of assets to assets held for sale and $160.6 million of liabilities to liabilities associated with assets held for sale on the Consolidated Balance Sheets. These assets are recorded in the Power segment.

Included within liabilities associated with assets held for sale is the Northwest Hydro NTL liability. In 2010, AltaGas entered into a 60-year CPI-indexed Electricity Purchase Agreement (EPA) and other related agreements with BC Hydro for the 195-MW Forrest Kerr run-of-river hydroelectric facility. As part of the related agreements, AltaGas agreed to pay BC Hydro annual payments of approximately $11.0 million per year, adjusted for inflation, in support of the construction and operation of the Northwest Transmission Line (NTL) until 2034. With the agreement for the sale of AltaGas’ remaining indirect equity interest in the Northwest Hydro facilities, this liability has been reclassified to liabilities associated with assets held for sale.

Architect of the Capitol (AOC) Project

In the fourth quarter of 2018, WGL Energy Systems reached an agreement for the sale of a financing receivable related to the construction of an energy management services project. The transaction is subject to customary closing conditions, and is expected to be completed in the first quarter of 2019. Accordingly, the carrying value of the asset was classified as held for sale, which resulted in the reclassification of $76.6 million of accounts receivable to assets held for sale on the Consolidated Balance Sheets. A pre-tax provision of $6.0 million was recognized in 2018 due to the reduction of the carrying value of the receivable to fair value less costs to sell. This asset is recorded in the Power segment.